Summary of Significant Accounting Policies (Narrative) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) brand	Dec. 31, 2019 USD ($) brand segment $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in operating income		$ 4,600,000
Change in net income		$ 4,600,000
Change in accounting principle, effect on basic earnings per share (in dollars per share) | $ / shares		$ 0.02
Change in accounting principle, effect on diluted earnings per share (in dollars per share) | $ / shares		$ 0.02
Exchange gains (losses) recorded in other income (expense)		$ 400,000	$ 57,600,000	$ (75,600,000)
Exposure under foreign currency forward contracts, foreign currency collar options, fuel call options, interest rate and fuel swap agreements	$ 0	$ 0	$ 5,600,000
Number of cruise brands | brand	4	4
Number of operating segments | segment		1
Right-of-use asset	$ 687,555,000	$ 687,555,000
Operating lease liability	$ 698,617,000	$ 698,617,000
Lower Limit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment in a joint venture, percentage of interest	20.00%	20.00%
Upper Limit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment in a joint venture, percentage of interest	50.00%	50.00%
Ships
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payments for capital investment		$ 538,000,000.0
Ships | Oasis Of The Seas
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life	35 years		30 years
Residual value, percentage	10.00%	10.00%	15.00%
Payments for capital investment		$ 170,000,000.0
Ships | Lower Limit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life		30 years
Residual value, percentage	10.00%	10.00%
Drydock services period		30 months
Ships | Upper Limit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful life		35 years
Residual value, percentage	15.00%	15.00%
Drydock services period		60 months
Media advertising
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advertising costs		$ 309,400,000	$ 255,700,000	233,500,000
Brochure, production and direct mail costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advertising costs		$ 156,000,000.0	$ 133,400,000	$ 126,700,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset					$ 801,800,000
Operating lease liability					$ 820,500,000
TUI Cruises
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment in a joint venture, percentage of interest	50.00%	50.00%
Pullmantur
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment in a joint venture, percentage of interest	49.00%	49.00%